Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (509,416)	$ (1,066,612)	$ (721,677)	$ (731,042)	$ (1,576,028)	$ (1,452,719)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization					278,979	278,985
Amortization of operating lease right-of-use assets	6,782		7,178		16,185	14,581	$ 28,935
Gain on derivative liability – warrants					(51)	(21,849)
Stock-based compensation					248,321	344,592
Unrealized foreign exchange gain (loss)					336	(354)
Changes in operating assets and liabilities:
Accounts receivable					3,852,974	2,807,968
Prepaid expenses					12,230	7,195
Accounts payable and accrued liabilities					(3,792,452)	(2,299,946)
Net cash used in operating activities					(959,506)	(321,547)
Cash flows from investing activities:
Acquisition of equipment					(6,032)	(6,979)
Security deposits						(3,613)
Net cash used in investing activities					(6,032)	(10,592)
Cash flows from financing activities:
Payments for repurchase of common shares					(517)
Payments on operating lease liabilities					(16,735)	(16,815)
Net cash used in financing activities					(17,252)	(16,815)
Change in cash					(982,790)	(348,954)
Cash, beginning of period		$ 2,363,530		$ 2,078,607	2,363,530	2,078,607	2,078,607
Cash, end of period	$ 1,380,740		$ 1,729,653		1,380,740	1,729,653	$ 2,363,530
Supplementary information:
Interest paid
Income taxes paid					3,617	3,206
Non-cash transaction
Shares issued to settle accounts payable and accrued liabilities						$ 79,705